Financial Instruments and Fair Value Disclosures - Additional Information (Details) - Diana Shipping Inc $ in Thousands	Nov. 29, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessel-owning subsidiaries contributed	3
Aggregate fair value of vessels	$ 46,040
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessel-owning subsidiaries contributed	3
Aggregate fair value of vessels	$ 46,040